Impairment of assets	6 Months Ended
Jun. 30, 2023
Impairments [Abstract]
Disclosure of impairment of assets [text block]	Impairment and losses on sale of businesses and fixed assets
Net impairment charges and losses on sale of businesses and fixed assets for the second quarter and half year were $1,269 million and $1,357 million respectively, compared with net charges of $445 million and $26,476 million for the same periods in 2022 and include net impairment charges for the second quarter and half year of $1,208 million and $1,167 million respectively, compared with net charges of $402 million and $14,788 million for the same periods in 2022.
Second quarter and half year 2023 impairments includes a net impairment charge of $1,058 million and $1,060 million respectively, compared with net charges of $265 million and $517 million for the same periods in 2022 in the gas & low carbon energy segment.
The impairment charge and the loss on sale of businesses and fixed assets for 2022 mainly relates to bp's investment in Rosneft, which has been reported in other businesses and corporate.